Fair Value Loss on Convertible Notes Derivative and Warrants	12 Months Ended
Jan. 31, 2021
Fair Value Loss On Convertible Notes Derivative And Warrants
Fair Value Loss on Convertible Notes Derivative and Warrants
12	Fair value loss on Convertible Notes derivative and warrants

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Fair value loss on Convertible Notes and warrants	26,552	-	775

During the year ended 31 January 2021, the Group issued 3 convertible notes in February, April and July 2020 which contained embedded derivatives and warrants. IAS 32 requires the Group to measure the fair value of derivatives as at the inception date of the transaction and at each reporting period end until settled. The fair value of the embedded derivatives and warrants were determined using the Black-Scholes option pricing model. The charge in the year as a result of fair valuing the embedded derivatives was $26.6m.